Basis of preparation and significant changes in the current reporting period	6 Months Ended
Jun. 30, 2026
Basis of Preparation and Accounting Policies [Abstract]
Basis of preparation and significant changes in the current reporting period	Notes to the Condensed consolidated interim financial
statements
1  Basis of preparation and material accounting policy information
1.1  Reporting entity and authorisation of the Condensed consolidated interim financial statements
ING Groep N.V. (Naamloze Vennootschap) is a company domiciled in Amsterdam, the Netherlands. Commercial
Register of Amsterdam, number 33231073. These Condensed consolidated interim financial statements, as at and for the six month period ended 30 June 2026, comprise ING Groep N.V. (the Parent company) and its subsidiaries, together referred to as ING Group. ING Group is a global financial institution with a strong European base, offering a wide range of retail and wholesale banking services to customers.
The ING Group Condensed consolidated interim financial statements, as at and for the six month period ended 30
June 2026, were authorised for issue in accordance with a resolution of the Executive Board on 29 July 2026.
1.2  Basis of preparation of the Condensed consolidated interim financial statements
The ING Group Condensed consolidated interim financial statements have been prepared in accordance with
International Accounting Standard (IAS) 34 ‘Interim Financial Reporting’.
The ING Group Condensed consolidated interim financial statements on Form 6-K have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) for
purposes of reporting with the U.S. Securities and Exchange Commission (SEC), including financial information contained in this Interim report on Form 6-K. The term ‘IFRS-IASB’ is used to refer to International Financial
Reporting Standards as issued by the International Accounting Standards Board, including the decisions ING Group made with regard to the options available under IFRS-IASB.
The Condensed consolidated interim financial statements should be read in conjunction with the 2025 ING Group
Consolidated financial statements as included in the 2025 Annual Report on Form 20-F. The accounting policies used in preparing these Condensed Consolidated Interim Financial Statements are consistent with those disclosed in the 2025 ING Group Consolidated Financial Statements included in the 2025 Annual Report on Form 20-F, with no material changes, except for the adoption of IFRS amendments that became effective in 2026 (see Note 1.3.1
'Changes in IFRS effective in 2026'), which did not have a material impact on the Group.
The ING Group Condensed consolidated interim financial statements have been prepared on a going concern basis.
The Condensed consolidated interim financial statements are presented in euros and rounded to the nearest million, unless stated otherwise. Amounts may not add up due to rounding.
1.2.1  Presentation of Risk management disclosures
To improve transparency, reduce duplication and present related information in one place, certain disclosures of the nature and extent of risks related to financial instruments are included in the ‘Risk management’ section of the
Interim Report.
These disclosures are an integral part of ING Group Condensed consolidated interim financial statements and are indicated in the ‘Risk management’ section by the symbol (*). Chapters, paragraphs, graphs or tables within the
'Risk management' section that are indicated with this symbol in the respective headings or table header are considered to be an integral part of the Condensed consolidated interim financial statements.
1.2.2 Reconciliation between IFRS-EU and IFRS-IASB
The 2025 ING Group Consolidated financial statements and the 2026 ING Group Condensed consolidated interim financial statements are prepared in accordance with IFRS-EU. IFRS-EU refers to IFRS Accounting Standards as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial
Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk.
Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. Particularly, it is applied to portfolio-based hedging strategies for retail lending (mortgages) and core deposits. Under the EU IAS 39 carve-out, hedge accounting may be applied, in respect of fair value macro hedges, to core deposits. In addition, and in general to any hedge accounting relationship under the EU IAS 39 carve-out, the hedge effectiveness requirements are less strict than under IFRS-IASB and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
This information under IFRS-IASB is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take into account the possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Interim Report on Form 6-K.
In 2026 forward interest rates for shorter tenors increased while for the long tenors the yield decreased, overall resulting in a negative EU IAS 39 carve out adjustment after tax of EUR -319 million (2025: EUR 786 million positive). The impact of the adjustment is mainly reflected in line item 'Valuation results and net trading income' in the statement of profit or loss. A reconciliation between IFRS-EU and IFRS-IASB is included below.

Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2026	2025
In accordance with IFRS-EU (attributable to the shareholders of the parent)	3,503	3,130
Adjustment of the EU IAS 39 carve-out	-439	1,065
Tax effect of the adjustment	120	-279
Effect of adjustment after tax	-319	786
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	3,184	3,915

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
in EUR million	30 June 2026	31 December 2025
In accordance with IFRS-EU (attributable to the shareholders of the parent)	50,246	49,698
Adjustment of the EU IAS 39 carve-out	5,582	6,022
Tax effect of the adjustment	-1,516	-1,636
Effect of adjustment after tax	4,067	4,386
In accordance with IFRS-IASB Shareholders’ equity	54,313	54,083

1.3  Changes to accounting policies and presentation
ING Group has consistently applied its material accounting policies to all periods presented in these Condensed consolidated interim financial statements.
1.3.1  Changes in IFRS effective in 2026
The following amendments to IFRS became effective in the current reporting period with no significant impact for
ING Group:
▪Amendments to IFRS 9 'Financial Instruments' and IFRS 7 'Financial Instruments: Disclosure': Classification and
Measurement of Financial Instruments (issued in May 2024). Amendments clarify recognition and derecognition dates for certain financial assets and liabilities (introducing an exception for financial liabilities settled through electronic payment systems); provide further guidance on assessing contractual cash flow characteristics of financial assets including ESG and similar features, non-recourse features and contractually-
linked instruments;  introduce disclosures for financial instruments with contingent features that could change the amount of contractual cash flows and update disclosure requirements for equity instruments at FVOCI.
▪Amendments to IFRS 9 'Financial Instruments' and IFRS 7 'Financial Instruments: Disclosure': Contracts
Referencing Nature-dependent Electricity (issued in December 2024). Amendments clarify accounting for renewable electricity contracts, including own-use and hedge accounting and related disclosures.
▪Annual Improvements to IFRS Accounting Standards: Volume 11 (issued in July 2024). Amendments include minor clarifications and corrections across a number of Standards to improve consistency and clarity.
1.3.2  Upcoming changes in IFRS after 2026
ING Group has not early adopted any of the following Standards, interpretations or amendments that have been issued but are not yet effective.
Effective in 2027:
▪Amendments to IAS 21 'The Effects of Changes in Foreign Exchange Rates': Translation to a Hyperinflationary
Presentation Currency (issued in November 2025). Amendments clarify accounting when translating from a non-
hyperinflationary functional currency to a hyperinflationary presentation currency. There is no impact expected on the consolidated financial statements.
▪Amendments to the Fair Value Option in IAS 28 Investments in Associates and Joint Ventures (issued in June
2026). The amendments clarify the scope of the fair value option exemption in IAS 28 for certain entities investing in associates and joint ventures. ING is assessing the impact of these amendments, which are not expected to have a material effect on the consolidated financial statements.
▪New Standard IFRS 18 'Presentation and Disclosure in Financial Statements' (issued in April 2024). IFRS 18 replaces IAS 1 'Presentation of Financial Statements', carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some paragraphs from IAS 1 have been moved to IAS 8 'Accounting Policies, Changes in Accounting Estimates and Errors' and IFRS 7.
Furthermore, the IASB has made minor amendments to IAS 7 'Statement of Cashflows' and IAS 33 'Earnings per
Share'. IFRS 18 introduces new requirements to:
–present specified categories (operating, investing, financing, income tax and discontinued operations) and defined subtotals in the statement of profit or loss;
–provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and
–improve aggregation and disaggregation.
ING continues to assess the impact of IFRS 18, effective from 1 January 2027. Based on the assessment performed to date:
▪ING has identified specified main business activities of providing financing to customers and investing in specified assets. As a result, the expected presentation and disclosure impact is mainly limited to income and expense reclassifications within the Consolidated statement of profit or loss for equity-accounted investments in associates and joint venture’ and non-trading equity instruments in scope of IFRS 9. These items will be presented in the investing category below the newly required ‘operating profit’ subtotal. Given the classification requirements and policy choices available under IFRS 18, the financing category is expected to comprise mainly interest on finance lease liabilities and net interest on defined benefit obligations.
▪ING currently uses a number of performance measures in external communications that may qualify as MPMs under IFRS 18, including measures based on net interest income, total income and certain adjusted profit metrics. These measures will be required to be presented in a dedicated note together with explanations of their relevance and reconciliations to the most directly comparable IFRS-defined subtotals, including related tax and non-controlling interest effects. The assessment of the final population of MPMs and related disclosures is ongoing.
▪ING does not currently expect significant changes to the information disclosed in the notes to the financial statements, as IFRS 18 does not change the existing requirements to disclose material information.
▪For the statement of cash flows, the starting point for calculating cash flows from operating activities is expected to change to 'operating profit'.
In addition, in May 2024, the IASB also issued a new accounting Standard IFRS 19 'Subsidiaries without Public
Accountability: Disclosures', however, it is not applicable for the consolidated financial statements of ING Group.
Effective in 2029:
A new accounting Standard IFRS 20 'Regulatory Assets and Regulatory Liabilities' was issued in May 2026, however, it is not applicable for the consolidated financial statements of ING Group.
1.4  Significant judgements and critical accounting estimates and assumptions
The preparation of the Condensed consolidated interim financial statements requires management to make judgements in the process of applying its accounting policies and to use estimates and assumptions. The estimates and assumptions affect the reported amounts of the assets and liabilities and the amounts of the contingent assets and contingent liabilities at the balance sheet date, as well as reported income and expenses for the year. The actual outcome may differ from these estimates. The process of setting assumptions is subject to internal control procedures and approvals.
Consistent with Note 1.4 'Significant judgements and critical accounting estimates and assumptions' of the 2025
ING Group Consolidated financial statements, the following areas continue to require management to make significant judgements and use critical accounting estimates and assumptions based on the information and financial data that may or may not change in future periods:
▪Loan loss provisions (financial assets);
▪The determination of the fair values of financial assets and liabilities;
▪Investment in associate - assessment of additional impairment losses or reversal of previous impairment losses;
▪Investment in associate - determination of significant influence over associates; and
▪Provisions.
In April 2026 ING has terminated the agreement to sell its business in Russia. ING assessed that there currently is no realistic expectation that the buyer will obtain the necessary approvals. Consequently, judgement around classification of ING Bank (Eurasia) JSC as held for sale and the timing of loss recognition no longer applies.